Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Leases [Abstract]
Rental expenses under operating leases	¥ 71,516	¥ 77,950
Sublease rental received under operating leases	1,013	¥ 1,325
Total minimum rentals to be received in future under noncancelable subleases for operating leases	¥ 1,598